Concentrations - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Concentration Risk [Line Items]
Gross trade accounts receivable from continuing operations	5,095,926	3,819,641
Sales Revenue
Concentration Risk [Line Items]
Percentage of revenues derived and gross trade accounts receivable customer	59.00%	55.00%
Sales Revenue | Customer One
Concentration Risk [Line Items]
Percentage of revenues derived and gross trade accounts receivable customer	47.00%	41.00%
Sales Revenue | Customer Two
Concentration Risk [Line Items]
Percentage of revenues derived and gross trade accounts receivable customer	4.00%	4.00%
Sales Revenue | Customer Three
Concentration Risk [Line Items]
Percentage of revenues derived and gross trade accounts receivable customer	3.00%	3.00%
Sales Revenue | Customer Four
Concentration Risk [Line Items]
Percentage of revenues derived and gross trade accounts receivable customer	3.00%	3.00%
Sales Revenue | Customer Five
Concentration Risk [Line Items]
Percentage of revenues derived and gross trade accounts receivable customer	2.00%	2.00%
Sales Revenue | Customer Six
Concentration Risk [Line Items]
Percentage of revenues derived and gross trade accounts receivable customer		2.00%
Accounts Receivable
Concentration Risk [Line Items]
Percentage of revenues derived and gross trade accounts receivable customer	57.00%	53.00%
Accounts Receivable | Customer One
Concentration Risk [Line Items]
Percentage of revenues derived and gross trade accounts receivable customer	37.00%	21.00%
Accounts Receivable | Customer Two
Concentration Risk [Line Items]
Percentage of revenues derived and gross trade accounts receivable customer	8.00%	9.00%
Accounts Receivable | Customer Three
Concentration Risk [Line Items]
Percentage of revenues derived and gross trade accounts receivable customer	3.00%	7.00%
Accounts Receivable | Customer Four
Concentration Risk [Line Items]
Percentage of revenues derived and gross trade accounts receivable customer	3.00%	5.00%
Accounts Receivable | Customer Five
Concentration Risk [Line Items]
Percentage of revenues derived and gross trade accounts receivable customer	3.00%	4.00%
Accounts Receivable | Customer Six
Concentration Risk [Line Items]
Percentage of revenues derived and gross trade accounts receivable customer	3.00%	3.00%
Accounts Receivable | Customer Seven
Concentration Risk [Line Items]
Percentage of revenues derived and gross trade accounts receivable customer		2.00%
Accounts Receivable | Customer Eight
Concentration Risk [Line Items]
Percentage of revenues derived and gross trade accounts receivable customer		2.00%